PROPERTY, PLANT AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Micromidas, Inc.
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant, and equipment, net consisted of the following:

	March 31, 2021	December 31, 2020
Land	$39,950	$39,480
Pilot plant	5,282,159	5,236,939
Lab equipment	1,959,016	1,958,290
Machinery and equipment	655,350	655,350
Computer and other equipment	295,066	294,973
Construction in process	45,277,774	43,961,280

	53,509,315	52,146,312
Less accumulated depreciation and amortization	(7,152,988)	(7,042,455)

Total property, plant, and equipment, net	$46,356,326	$45,103,857

For the three months ended March 31, 2021 and 2020, depreciation expense totaled $103,894 and $100,313, respectively.

At March 31, 2021 and December 31, 2020, the Company capitalized $780,237 and $719,890, respectively, of interest cost into Origin 1.

NOTE 4 – PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consisted of the following at December 31:

	2020	2019
Land	$39,480	$96,267
Pilot plant	5,236,939	5,209,333
Lab equipment	1,958,290	1,957,002
Machinery and equipment	655,350	655,350
Computer and other equipment	294,973	294,806
Construction in process	43,961,280	40,929,442

	52,146,312	49,142,200
Less accumulated depreciation and amortization	(7,042,455)	(6,590,670)

Total property, plant, and equipment, net	$45,103,857	$42,551,530

Depreciation expense totaled $437,399 and $601,464 during 2020 and 2019, respectively.

At December 31, 2020 and 2019, the Company capitalized $719,890 and $442,301, respectively, of interest cost into Origin 1.